UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               ---------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     JLB & Associates, Inc.
          ----------------------------------------------------------------------
Address:  44670 Ann Arbor Road, Suite 190
          ----------------------------------------------------------------------
          Plymouth, Michigan  48170
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-03957
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     James E. Bashaw
          ----------------------------------------------------------------------
Title:    Vice President
          ----------------------------------------------------------------------
Phone:    (734) 454-9191
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ James E. Bashaw                 Plymouth, Michigan                7-14-2005
----------------------------------  -------------------------------   ----------
           [Signature]                       [City, State]              [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        -------------------

Form 13F Information Table Entry Total:         88
                                        -------------------

Form 13F Information Table Value Total: $  243,794
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other that the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          FORM 13F INFORMATIONAL TABLE

       ITEM 1:            ITEM 2:     ITEM 3:     ITEM 4:    ITEM 5:           ITEM 6:        ITEM 7:          ITEM 8:
--------------------  -------------- ---------  ----------  ----------  -------------------- -------- -----------------------
   NAME OF ISSUER     TITLE OF CLASS  CUSIP        FAIR     SHARES OR       INVESTMENT       MANAGERS     VOTING AUTHORITY
                                      NUMBER      MARKET    PRINCIPAL       DISCRETION                ------- ------- -------
                                                   VALUE      AMOUNT    ------ ------ ------            (A)     (B)     (C)
                                                   (000)                  (A)    (B)    (C)             SOLE    SHARED   NONE
                                                                                      SHARED
                                                                         SOLE  SHARED OTHER
--------------------  -------------- ---------  ----------  ----------  ------ ------ ------ -------- ------- ------- -------
ABBOTT LABORATORIES        COM       002824100       4,110      83,859    X                                           83,859
ABERCROMBIE & FITCH        COM       002896207       3,651      53,150    X                                           53,150
ALLIANT TECHSYSTEMS        COM       018804104       6,726      95,264    X                                           95,264
AMBAC                      COM       023139108         680       9,750    X                                            9,750
AMERICAN EXPRESS           COM       025816109       2,337      43,904    X                                           43,904
AMETEK                     COM       031100100       7,756     185,320    X                                          185,320
AMGEN                      COM       031162100       3,949      65,321    X                                           65,321
ANHEUSER BUSCH             COM       035229103       3,096      67,678    X                                           67,678
APPLIED MATERIALS          COM       038222105         492      30,400    X                                           30,400
AVON PRODUCTS              COM       054303102       2,386      63,050    X                                           63,050
BANK OF AMERICA            COM       06605F102       1,041      22,834    X                                           22,834
BARD (C.R.)                COM       067383109       2,585      38,860    X                                           38,860
BARR PHARMACEUTICALS       COM       068306109       1,718      35,241    X                                           35,241
BECKMAN COULTER INC        COM       075811109       5,436      85,505    X                                           85,505
BED BATH & BEYOND          COM       075896100       4,026      96,353    X                                           96,353
BIOMET                     COM       090613100       2,648      76,461    X                                           76,461
BLACK & DECKER             COM       091797100       1,245      13,855    X                                           13,855
BROWN & BROWN INC          COM       115236101       2,784      61,947    X                                           61,947
C H ROBINSON WORLDWIDE     COM       12541W100         666      11,450    X                                           11,450
C S G SYSTEMS INTL         COM       126349109         198      10,450    X                                           10,450
CATALINA MARKETING         COM       148867104       2,055      80,870    X                                           80,870
CHRISTOPHER & BANKS        COM       171046105       1,938     106,133    X                                          106,133
CITIGROUP                  COM       172967101         440       9,524    X                                            9,524
CLARCOR INC                COM       179895107       3,549     121,350    X                                          121,350
COCA COLA                  COM       191216100       1,324      31,703    X                                           31,703
COLGATE PALMOLIVE          COM       194162103         986      19,751    X                                           19,751
DELL                       COM       247025109       6,513     165,045    X                                          165,045
DOLLAR TREE STORES         COM       256747106       2,077      86,536    X                                           86,536
DONALDSON COMPANY          COM       257651109       2,365      77,965    X                                           77,965
EATON                      COM       278058102       1,459      24,350    X                                           24,350
EATON VANCE                COM       278265103         543      22,700    X                                           22,700
ECOLAB                     COM       278865100         356      11,000    X                                           11,000
EQUIFAX                    COM       294429105       2,404      67,325    X                                           67,325
EXPEDITORS INT'L           COM       302130109       6,781     136,135    X                                          136,135
FACTSET RESEARCH SYSTEMS   COM       303075105       2,814      78,511    X                                           78,511
FORD                       COM       345370100         348      33,988    X                                           33,988
FRANKLIN ELECTRIC CO       COM       353514102       3,762      97,325    X                                           97,325
FREDDIE MAC                COM       313400301       2,783      42,668    X                                           42,668
GALLAGHER, (ARTHUR, J.)    COM       363576109       3,447     127,050    X                                          127,050
GANNETT                    COM       364730101       1,311      18,431    X                                           18,431
GARMIN LTD                 COM       G37260109       4,828     112,935    X                                          112,935
GENERAL DYNAMICS           COM       369550108       4,220      38,525    X                                           38,525
GENERAL ELECTRIC           COM       369604103         390      11,264    X                                           11,264
GENERAL MOTORS             COM       370442105       1,092      32,106    X                                           32,106
GRACO INC                  COM       384109104       6,213     182,348    X                                          182,348
GUIDANT CORP               COM       401698105       4,338      64,460    X                                           64,460
HARLEY DAVIDSON INC        COM       412822108       3,417      68,899    X                                           68,899
IBM                        COM       459200101       2,575      34,697    X                                           34,697
IMS HEALTH                 COM       449934108         386      15,600    X                                           15,600
INTEGRATED CIRCUIT SYS     COM       45811K208       2,259     109,450    X                                          109,450
INTEL                      COM       458140100       1,838      70,634    X                                           70,634
JOHNSON CONTROLS           COM       478366107       3,400      60,364    X                                           60,364
JOHNSON & JOHNSON          COM       478160104       3,584      55,132    X                                           55,132
KB HOME                    COM       48666K109       1,225      16,070    X                                           16,070
KELLOGG                    COM       191216100       3,251      73,150    X                                           73,150
KIMBERLY-CLARK             COM       494368103       3,119      49,831    X                                           49,831
LENNAR CORP                COM       526057104         397       6,250    X                                            6,250
LEXMARK INTL GROUP         COM       529771107       1,212      18,690    X                                           18,690
LILLY ELI & CO             COM       532457108       2,761      49,562    X                                           49,562
M B N A                    COM       55262L100       5,104     195,089    X                                          195,089
M G I C INVESTMENT         COM       552848103       2,509      38,475    X                                           38,475
MATTHEWS INTL CORP         COM       577128101         665      17,075    X                                           17,075
MC CORMICK                 COM       579780206       6,722     205,694    X                                          205,694
MCGRAW-HILL                COM       580645109       2,292      51,800    X                                           51,800
MEDTRONIC                  COM       585055106         518       9,998    X                                            9,998
METTLER TOLEDO INTL        COM       592688105       5,817     124,875    X                                          124,875
NATIONAL CITY CORP         COM       635405103       4,608     135,066    X                                          135,066
NORTH FORK BANCORP         COM       659424105       5,738     204,273    X                                          204,273
OCCIDENTAL PETROLEUM       COM       674599105       3,661      47,590    X                                           47,590
ORACLE                     COM       68389X105       5,408     409,685    X                                          409,685
PATTERSON COMPANIES        COM       703412106       6,702     148,691    X                                          148,691
PEPSICO                    COM       713448108       2,477      45,926    X                                           45,926
PFIZER                     COM       717081103       3,331     120,790    X                                          120,790
PITNEY BOWES               COM       724479100         490      11,250    X                                           11,250
PLANTRONICS                COM       727493108       3,890     106,988    X                                          106,988
POLARIS INDUSTRIES         COM       731068102       3,374      62,487    X                                           62,487
PROCTER & GAMBLE           COM       742718109       4,081      77,365    X                                           77,365
PROVIDIAN FINANCIAL        COM       74406A102         558      31,625    X                                           31,625
RAYMOND JAMES FINL         COM       754730109       1,533      54,264    X                                           54,264
ROSS STORES                COM       778296103       3,767     130,295    X                                          130,295
S E I INVESTMENTS          COM       784117103       6,120     163,867    X                                          163,867
SAFEWAY                    COM       786514208         698      30,900    X                                           30,900
SKECHERS USA               COM       830566105         635      44,500    X                                           44,500
SUPERIOR INDUSTRIES        COM       868168105         645      27,220    X                                           27,220
TORO                       COM       891092108         233       6,025    X                                            6,025
UNITED TECHNOLOGIES        COM       913017109         880      17,142    X                                           17,142
VERIZON COMMUNICATIONS     COM       92343V104         563      16,300    X                                           16,300
WATERS                     COM       941848103       5,489     147,661    X                                          147,661